Accrued Expenses and Other Liabilities	6 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities

12. Accrued Expenses and Other Liabilities

As of March 31, 2026 and September 30, 2025, accrued expenses and other liabilities consisted of the following:

	As of
	March 31, 2026	September 30, 2025

Other indirect tax liabilities	$27,175	$34,046
Others	155,116	128,390
Accrued expenses and other liabilities	$182,291	$162,436